Financial instruments - Interest rate risks (Details) - Variable interest rates - Interest rate risks - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Variable interest rate increase	1.00%	1.00%
Variable interest rate decrease	1.00%	1.00%
Impact on income before taxes from increase in assumption	€ 3,014	€ 2,570	€ 415
Impact on income before taxes from decrease in assumption	(1,714)	(827)	€ (415)
Impact on fair value of instrument from increase in assumption	3,014	2,570
Impact on fair value of instrument from decrease in assumption	€ (1,714)	€ (827)